Stock Options and Awards (Details Narrative) (10-K) - USD ($)				1 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Nov. 30, 2020	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 13, 2019	Feb. 23, 2016	Nov. 05, 2014	Jan. 31, 2012
Class of Stock [Line Items]
Exercise price per share						$ 2.70
Expected term						5 years 1 month 6 days	3 years 9 months 18 days
Implied volatility rate							102.00%
Risk free interest rate							1.30%
Options terminated during the period						36,454	28,951
Warrants outstanding								300,000
Compensation cost of unvested options unrecognized						$ 2,047,000
Weighted average period to vest						2 years 9 months 18 days
Employees [Member]
Class of Stock [Line Items]
Stock option vesting period description						The options have a strike price of $2.70 and vest five years from their issue date or August 18, 2025. The options have a term of five years from their issue date.
Options terminated during the period						119,200
Warrants [Member]
Class of Stock [Line Items]
Exercise price per share			$ 3.42
Fair value of shares issued			$ 858,000
Expected term			3 years
Implied volatility rate			102.00%
Risk free interest rate			4.50%
Common Stock [Member]
Class of Stock [Line Items]
Number of common stock purchased				150,000
Exercise price per share				$ 2.97
Fair value of shares issued				$ 325,000
Common Stock [Member] | Independent Directors [Member]
Class of Stock [Line Items]
Stock option vesting period description					The options have a strike price of $1.95 and vest one year from their issue date or April 16, 2021. The options have a term of seven years from their issue date.
Common stock shares issued for services					4,522
SRAX [Member] | Warrants [Member]
Class of Stock [Line Items]
Number of common stock purchased	300,000	5,626	388,500
Exercise price per share	$ 4.99	$ 5.49	$ 3.42
Fair value of shares issued		$ 1,407	$ 858,000
Expected term	5 years	7 years
Implied volatility rate	101.00%	102.00%
Risk free interest rate	1.80%	2.46%
Stock option vesting period description		Options that vest 1/4th quarterly over the next year with an expiration date of April 15, 2026.
Option valued	$ 1,138,000	$ 30,000
2012 Plan [Member] | SRAX [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Number of shares authorized											600,000
2014 Plan [Member] | SRAX [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Number of shares reserved										600,000
2016 Plan [Member] | SRAX [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Number of shares reserved									600,000
2012, 2014 and 2016 Plan [Member] | SRAX [Member]
Class of Stock [Line Items]
Stock option description						Any option granted under the 2012, 2014 and 2016 Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of SRAX's outstanding common stock must not be less than 110% of fair market value on the date of the grant.
Stock option terms of award						No option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant
2012, 2014 and 2016 Plan [Member] | SRAX [Member] | Maximum [Member]
Class of Stock [Line Items]
Fair market value of common stock						$ 100,000
Stock option exercisable period						10 years
Common stock own percentage						10.00%